Note 11 - Other Income (Details Textual) - AUD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Write Back of A Previously Accrued Marketing Support Payment	$ 2,896,764
Write Back of A Previously Accrued License Fee Payable	$ 2,214,022
Oil and Gas, Cost Incurred, Asset Retirement Obligation		$ 629,126